Cover	Mar. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2026
Entity File Number	000-22711
Entity Registrant Name	Logicquest Technology Inc.
Entity Central Index Key	0000768216
Entity Tax Identification Number	76-0640970
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5940 S. Rainbow Blvd.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(800)
Local Phone Number	841-6304
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true